Accounts payable and other (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Accounts payable and other
In millions	December 31,	2014	2013
Trade payables		$464	$408
Payroll-related accruals		317	351
Income and other taxes		208	96
Accrued charges		166	156
Stock-based compensation liability (Note 14)		106	80
Accrued interest		95	125
Personal injury and other claims provisions (Note 16)		48	45
Environmental provisions (Note 16)		45	41
Other postretirement benefits liability (Note 12)		17	18
Other		191	157
Total accounts payable and other		$1,657	$1,477